Employee Benefit Plans (Components of Net Benefit Costs and Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Pension liability assumption, before tax			$ (26,704,000)
Prior service (cost) credit arising in current year, before tax	(9,239,000)		(575,000)
Net actuarial (loss) gain, net, arising in current year, before tax	83,898,000	(454,756,000)	(197,604,000)
Amortization of prior service cost	4,145,000	4,394,000	3,923,000
Amortization of net actuarial losses (gains)	(79,564,000)	(40,037,000)	(17,571,000)
Amortization of transition obligation	(153,000)	(153,000)	(153,000)
Amortization of prior service cost in next fiscal year	5,020,000
Amortization of net actuarial losses (gains) in next fiscal year	(59,835,000)
Amortization of transition obligation in next fiscal year	(153,000)
Total amounts that will be amortized from accumulated other comprehensive loss (income) in next fiscal year	65,008,000
Pension Benefits [Member]
Service cost	99,443,000	66,650,000	80,899,000
Interest cost	134,973,000	119,593,000	113,715,000
Expected return on plan assets	(131,921,000)	(104,860,000)	(127,422,000)
Amortization of prior service cost	3,960,000	4,209,000	3,793,000
Amortization of net actuarial loss (gain)	79,952,000	40,526,000	17,729,000
Net pension costs/ Net other postretirement benefit costs	186,407,000	126,118,000	88,714,000
Net increase in net company-sponsored pension costs during period	60,300,000
Expected decrease in net company-sponsored pension costs in next fiscal year	27,300,000
Pension liability assumption, before tax	0	0	(26,704,000)
Prior service (cost) credit arising in current year, before tax	(8,252,000)	0	(48,000)
Net actuarial (loss) gain, net, arising in current year, before tax	84,055,000	(454,023,000)	(201,417,000)
Total changes recognized in other comprehensive (loss) income	159,715,000	(409,288,000)	(206,647,000)
Amortization of prior service cost	3,960,000	4,209,000	3,793,000
Amortization of net actuarial losses (gains)	(79,952,000)	(40,526,000)	(17,729,000)
Amortization of prior service cost in next fiscal year	4,805,000
Amortization of net actuarial losses (gains) in next fiscal year	(60,166,000)
Amortization of transition obligation in next fiscal year	0
Total amounts that will be amortized from accumulated other comprehensive loss (income) in next fiscal year	64,971,000
Other Postretirement Plans [Member]
Service cost	396,000	328,000	490,000
Interest cost	524,000	562,000	624,000
Amortization of prior service cost	185,000	185,000	130,000
Amortization of net actuarial loss (gain)	(388,000)	(490,000)	(158,000)
Amortization of transition obligation	153,000	153,000	153,000
Net pension costs/ Net other postretirement benefit costs	870,000	738,000	1,239,000
Prior service (cost) credit arising in current year, before tax	(987,000)	0	(527,000)
Net actuarial (loss) gain, net, arising in current year, before tax	(157,000)	(733,000)	3,813,000
Total changes recognized in other comprehensive (loss) income	(1,194,000)	(885,000)	3,411,000
Amortization of prior service cost	185,000	185,000	130,000
Amortization of net actuarial losses (gains)	388,000	490,000	158,000
Amortization of transition obligation	(153,000)	(153,000)	(153,000)
Amortization of prior service cost in next fiscal year	215,000
Amortization of net actuarial losses (gains) in next fiscal year	331,000
Amortization of transition obligation in next fiscal year	(153,000)
Total amounts that will be amortized from accumulated other comprehensive loss (income) in next fiscal year	$ 37,000